FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2022
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

Financial assets by category

				Mandatorily measured at fair
	Amortized cost			value through profit or loss
Financial asset	06/30/2022	06/30/2021	06/30/2020	06/30/2022	06/30/2021	06/30/2020
Cash and cash equivalents	32,912,886	28,327,569	20,176,452	562,380	7,718,544	22,346,409
Other financial assets	884,964	1,523,438	4,713,161	5,136,010	10,735,422	9,045,935
Trade receivables	111,952,722	88,919,911	73,546,633	—	—	—
Other receivables (*)	7,642,707	5,005,283	3,349,901	—	—	—
Total	153,393,279	123,776,201	101,786,147	5,698,390	18,453,966	31,392,344

(*)	Advances expenses and tax balances are not included.

Schedule of financial liabilities by category

				Mandatorily measured at fair
	Amortized cost			value through profit or loss
Financial liability	06/30/2022	06/30/2021	06/30/2020	06/30/2022	06/30/2021	06/30/2020
Trade and other payables	125,849,620	72,091,408	57,289,862	—	—	—
Borrowings	145,478,637	124,774,325	104,948,345	—	—	—
Convertible notes	12,559,071	48,664,012	43,029,834	—	—	—
Lease liability	11,751,284	1,140,717	1,109,812	—	—	—
Consideration for acquisition of assets	12,902,790	11,790,533	452,654	—	—	—
Warrants	—	—	—	—	—	1,686,643
Total	308,541,402	258,460,995	206,830,507	—	—	1,686,643

Schedule of fair value by hierarchy

Measurement at fair value at 06/30/2022	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	562,380	—	—
Other investments	4,403,605	732,405	—

Measurement at fair value at 06/30/2021	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	7,718,544	—	—
US Treasury bills	7,885,937	—	—
Other investments	2,110,414	739,071	—

Measurement at fair value at 06/30/2020	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	22,346,409	—	—
US Treasury bills	7,768,410	—	—
Other investments	1,176,977	100,548	—

Financial liabilities valued at fair value
Private warrants	—	—	1,686,643

Schedule of changes in financial liabilities valued at fair value level 3

06/30/2020
As of the beginning of the year	2,861,511
Changes in finance results (1)	(1,174,868)
As of the end of the year	1,686,643

(1) The amount of the change in fair value for the year ended June 30,2020 is recognized in “Changes in fair value of financial assets or liabilities and other financial results”. See Note 8.6.

Schedule of contractual maturities of financial liabilities

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2022	months	months	years	five years	years
Trade and other payables	57,094,063	71,093,030	—	—	—
Borrowings	13,087,870	56,356,858	77,961,511	—	—
Convertible notes	—	—	12,559,071	—	—
Leasing liabilities	366,413	1,105,619	10,352,317	—	—
Total	70,548,346	128,555,507	100,872,899	—	—

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2021	months	months	years	five years	years
Trade and other payables	17,379,825	44,023,803	9,266	—	—
Borrowings	26,399,791	57,195,372	53,290,976	—	—
Convertible notes	—	—	48,664,012	—	—
Leasing liabilities	374,642	2,154,835	755,932	—	—
Total	44,154,258	103,374,010	102,720,186	—	—

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2020	months	months	years	five years	years
Trade and other payables	28,150,681	29,130,428	463,568	—	—
Borrowings	35,863,852	34,810,916	43,799,397	—	—
Convertible notes	—	—	43,029,834	—	—
Leasing liabilities	196,717	625,463	483,725	—	—
Total	64,211,250	64,566,807	87,776,524	—	—

Credit risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of loss allowances

	Gross carrying
	amount-trade	Expected Loss	Loss
	receivables	rate	allowance
Current	78,359,306	0.25%	199,472
More than 15 days past due	4,499,792	0.48%	21,764
More than 30 days past due	2,046,717	0.40%	8,113
More than 60 days past due	3,245,229	0.22%	7,033
More than 90 days past due	9,650,281	0.17%	16,089
More than 120 days past due	776,148	0.17%	1,294
More than 180 days past due	12,810,095	0.17%	21,751
More than 365 days past due	6,866,736	100%	6,866,736
Total 06/30/2022	118,254,304		7,142,252

Currency Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

Net foreign currency position	06/30/2022	06/30/2021	06/30/2020
Amount expressed in US$	(56,798,395)	(50,608,592)	(52,968,976)

Interest Rate Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

	06/30/2022	06/30/2021	06/30/2020
	Carrying	Carrying	Carrying
	amount	amount	amount
Fixed-rate instruments
Current financial liabilities	(71,694,064)	(73,125,807)	(62,490,975)
Non-current financial liabilities	(96,205,253)	(108,236,265)	(84,253,034)

Variable-rate instruments
Current financial liabilities	(2,655,966)	(3,660,050)	(1,230,760)
Non-current financial liabilities	(385,215)	(206,748)	(456,064)